Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Summary of deferred tax assets
	2013	2012
Net operating loss carry forwards	$27,974,000	$27,872,000
Orphan drug and research and development credit carry forwards	2,986,000	3,068,000
Other	3,310,000	1,443,000
Total	34,270,000	32,383,000
Valuation allowance	(34,270,000)	(32,383,000)
Net deferred tax assets	$-	$-

Reconciliations of dfference between income tax benefit computed at federal and state statutory tax rates and provision for income tax benefit
	2013	2012
Income tax loss at federal statutory rate	(34.00)%	(34.00)%
State tax benefits, plus sale of NJ NOLs, net of federal benefit	(6.00)	(6.00)
Subtotal	(40.00)	(40.00)
Valuation allowance	32.54	28.87
Income tax benefit	(7.46)%	(11.13)%